Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Fair Value of Assets and Liabilities [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES
6.	Fair Value of Assets and Liabilities

Assets and Liabilities Recorded at Fair Value

The Group does not have assets or liabilities measured at fair value on a non-recurring basis.

The fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition is as follows:

December 31, 2024	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	3,841,284	—	—	3,841,284
Restricted cash	260,273	—	—	260,273
Trading securities	77,426	—	—	77,426
Loans at fair value	—	—	421,922	421,922
Other financial investments	291,190	27,000	35,000	353,190
Total Assets	4,470,173	27,000	456,922	4,954,095
Liabilities
Payable to investors of the consolidated ABFE (i)	—	—	368,022	368,022
Total Liabilities	—	—	368,022	368,022
December 31, 2025	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	3,348,126	—	—	3,348,126
Restricted cash	522,708	—	—	522,708
Trading securities	4,474	—	—	4,474
Loans at fair value	—	—	342,895	342,895
Other financial investments	404,766	27,000	28,000	459,766
Digital assets	391,267	—	—	391,267
Total Assets	4,671,341	27,000	370,895	5,069,236
Liabilities
Payable to investors of the consolidated ABFE (i)	—	—	394,792	394,792
Total Liabilities	—	—	394,792	394,792

(i)	The Group measures payables to investors of consolidated ABFE established prior to 2025 at fair value. For ABFE established after 2025, the related payables to investors are measured at cost.

As the Group’s loans and related payable to investors do not trade in an active market with readily observable prices, the Group uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these assets and liabilities, including discount rates, net cumulative expected loss rates, and cumulative prepayment rates. Financial instruments are categorized as Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Group did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2024 and 2025.

Significant Unobservable Inputs

		December 31, 2024	December 31, 2025
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	20.0%-24.0%	24.0%
	Net cumulative expected loss rates (i)	1.1%-9.4%	1.1%-13.2%
	Cumulative prepayment rates (i)%	8.2%-18.1%	4.9%-18.3%
Payable to investors of the consolidated ABFE	Discount rates	6.5%-7.0%	6.5%
(i)	Expressed as a percentage of the loan volume.

The above inputs can cause significant increases or decreases in fair value. Specifically, increases in the discount rate can significantly lower the fair value of loans; conversely a decrease in the discount rate can significantly increase the fair value of loans. The discount rate is determined based on the market rates.

Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments gain/(loss)” in the consolidated statements of operations. The additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2024 and 2025 is as follows:

	Year ended December 31, 2024	Year ended December 31, 2025
Loans At Fair Value	RMB	RMB
Balance at beginning of year	677,835	421,922
Origination of loans	1,246,178	1,130,701
Collection of principals	(1,526,676)	(1,193,926)
Change in fair value	24,585	(15,802)
Balance at end of year	421,922	342,895

	Year ended December 31, 2024	Year ended December 31, 2025
Payable to investors of the consolidated ABFE	RMB	RMB
Balance at beginning of year	445,762	368,022
Contribution from investors of the consolidated ABFE	212,500	384,750
Interest and penalties received	114,026	104,227
Deductible expenses associated with the consolidated ABFE operation	(5,579)	(20,914)
Principal and interest payments to investors of the consolidated ABFE	(322,881)	(385,917)
Changes in fair value	(77,323)	(55,376)
Amount due to related parties (i)	1,517	—
Balance at end of year	368,022	394,792
(i)	Among the investors of the ABFE, nil and nil are recorded as amount due to related parties as of December 31, 2024 and 2025, respectively.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including accounts receivable, other receivables, financing receivables, loans to third parties, prepaid expenses and other assets, held-to-maturity investments and amounts due from/to related parties, accounts payable, payable to investors of the consolidated ABFE (for the ABFE established after 2025), accrued expenses and other liabilities are not recorded at fair value. The fair values of these financial instruments are approximate their carrying value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.